Segmented Information - Schedule of non-current tangible assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Mar. 31, 2024
Disclosure of operating segments [line items]
Plant and equipment	$ 109,065	$ 95,356
ROU asset	6,625	8,488
Non-current tangible assets	115,690	103,844
Canada [Member]
Disclosure of operating segments [line items]
Plant and equipment	73,181	74,425
ROU asset	2,916	3,352
Non-current tangible assets	76,097	77,777
Sweden [Member]
Disclosure of operating segments [line items]
Plant and equipment	31,850	19,529
ROU asset	3,661	5,051
Non-current tangible assets	35,511	24,580
Paraguay [Member]
Disclosure of operating segments [line items]
Plant and equipment	3,859	0
ROU asset	0	0
Non-current tangible assets	3,859	0
Iceland [Member]
Disclosure of operating segments [line items]
Plant and equipment	172	1,367
ROU asset	0	0
Non-current tangible assets	172	1,367
Switzerland [Member]
Disclosure of operating segments [line items]
Plant and equipment	0	0
ROU asset	0	0
Non-current tangible assets	0	0
Bermuda [Member]
Disclosure of operating segments [line items]
Plant and equipment	3	35
ROU asset	48	85
Non-current tangible assets	$ 51	$ 120